Note 8 - Earnings (Loss) Per Share (Tables)	6 Months Ended
Jun. 30, 2021
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	For the six months ended June 30,
	2020	2021
Income:
Net (loss) / income	(6,118,563)	3,082,679
Dividends to Series B Preferred shares	(748,012)	(570,925)
Preferred deemed dividend	-	(120,000)
Net (loss) / income attributable to common shareholders	(6,866,575)	2,391,754
Weighted average common shares – outstanding, basic	2,267,375	2,322,588
Basic (loss) / earnings per share	(3.03)	1.03

Effect of dilutive securities:
Dilutive effect of unvested shares	-	42,291
Weighted average common shares – outstanding, diluted	2,267,375	2,364,879
Diluted (loss) / earnings per share	(3.03)	1.01